Note 3 - Investment Securities: Schedule of amortized cost and estimated fair values of debt securities (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Amortized Cost Basis	$ 209,332,484	$ 204,199,851
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	222,491,465	220,663,305
Held to Maturity, at amortized cost	378,604	379,002
Debt Securities, Held-to-maturity, Fair Value	377,280	380,850
Corporate Debt Securities
Available-for-sale Securities, Amortized Cost Basis	130,316	130,316
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	471,882	391,113
Available-for-sale Securities, Amortized Cost Basis	209,462,800	204,330,167
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	222,963,347	221,054,418
Held to Maturity, at amortized cost	$ 378,604	$ 379,002